UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05506
College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)
c/o U.S. Bank One Federal Street, Boston, MA 02110

Address of principal executive offices) (Zip code)
Laura Cawley
US Bank Corporate Trust Services
One Federal Street, Boston, MA 02110

(Name and address of agent for service)
Registrant’s telephone number, including area code: 617-603-6452
Date of fiscal year end: November 30
Date of reporting period: February 28, 2011

Item 1. Schedule of Investments
COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
February 28, 2011
(Dollar Amounts in Thousands)

Outstanding		Stated		Internal
Principal		Interest	Maturity	Rate of	Amortized
Balance	Description	Rate %	Date	Return % (A)	Cost
	COLLEGE AND UNIVERSITY LOANS (94.3%)
	— ALABAMA —
$895	Alabama Agricultural and Mechanical University	3.000%	05/01/2018	10.27%	$709
1,135	Auburn University	3.000	12/01/2018	9.16	888
	— ARKANSAS —
78	University of Central Arkansas	3.000	04/01/2005	10.69	78
	— CALIFORNIA —
80	Azusa Pacific University	3.750	04/01/2015	10.88	69
300	California State University	3.000	11/01/2013	8.93	271
1,348	California State University	3.000	11/01/2019	8.99	1,044
254	Lassen Junior College District	3.000	04/01/2020	10.27	189
158	Occidental College	3.000	10/01/2019	10.41	119
820	University Student Co-Operative Association	3.000	04/01/2019	10.70	613
	— DELAWARE —
43	Wesley College	3.375	05/01/2013	10.88	40
	— FLORIDA —
690	University of Florida	3.000	07/01/2014	10.15	587
	— GEORGIA —
55	Emmanuel College	3.000	11/01/2013	10.45	50
152	Mercer University	3.000	05/01/2014	10.58	136
435	Paine College	3.000	10/01/2016	10.45	359
	— INDIANA —
261	Taylor University	3.000	10/01/2013	10.49	238
2,370	Vincennes University	3.000	06/01/2023	9.02	1,659
	— IOWA —
130	Simpson College	3.000	07/01/2016	10.58	103
	— MARYLAND —
84	Hood College	3.625	11/01/2014	10.54	73
694	Morgan State University	3.000	11/01/2014	10.56	602
	— MASSACHUSETTS —
81	Hampshire College	3.000	07/01/2013	10.75	70
337	Hampshire College	3.000	02/01/2014	10.70	287
28	Brandeis University	3.000	11/01/2011	10.64	26
215	College of the Holy Cross	3.625	10/01/2013	10.60	193
1,515	Northeastern University	3.000	05/01/2018	10.53	1,193
93	Springfield College	3.500	05/01/2013	10.67	87
1,437	Tufts University	3.000	10/01/2021	10.39	1,026
	— MINNESOTA —
236	MacAlester College	3.000	05/01/2020	10.46	174
	— MISSISSIPPI —
379	Hinds Junior College	3.000	04/01/2013	10.42	355
360	Millsaps College	3.000	11/01/2021	10.34	258
900	Mississippi State University	3.000	12/01/2020	9.64	655
	— MISSOURI —
90	Drury College	3.000	04/01/2015	10.63	77
	— MONTANA —
112	Carroll College	3.750	06/01/2014	10.46	96
77	Carroll College	3.000	06/01/2018	10.15	58
	— NEW HAMPSHIRE —
65	New England College	3.000	04/01/2016	10.77	53
	— NEW JERSEY —
750	Fairleigh Dickinson University	3.000	11/01/2017	10.39	583
210	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	184
595	Rider College	3.625	11/01/2013	10.42	546
197	Rider College	3.000	05/01/2017	10.70	157

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
February 28, 2011
(Dollar Amounts in Thousands)
(continued)

Outstanding		Stated		Internal
Principal		Interest	Maturity	Rate of	Amortized
Balance	Description	Rate %	Date	Return % (A)	Cost
	— NEW MEXICO —
$279	College of Santa Fe	3.000%	10/01/2018	10.43%	$213
	— NEW YORK —
255	Daemen College	3.000	04/01/2016	10.77	209
525	D’Youville College	3.000	04/01/2018	10.90	403
201	Long Island University	3.625	06/01/2014	10.49	175
154	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	147
	— NORTH CAROLINA —
170	Elizabeth City State University	3.000	10/01/2017	10.02	134
218	Saint Mary’s College	3.000	06/01/2020	10.14	156
	— OHIO —
285	Wittenberg University	3.000	05/01/2015	10.76	242
106	Wittenberg University	3.000	11/01/2017	10.39	83
	— OREGON —
365	George Fox College	3.000	07/01/2018	10.64	277
	— PENNSYLVANIA —
450	Carnegie-Mellon University	3.000	11/01/2017	10.51	355
370	Drexel University	3.500	05/01/2014	10.53	332
135	Gannon University	3.000	11/01/2011	10.49	131
77	Lycoming College	3.625	05/01/2014	10.64	68
125	Lycoming College	3.750	05/01/2015	10.62	109
40	Moravian College	3.375	11/01/2012	10.52	37
1,376	Philadelphia College of Art	3.000	01/01/2022	10.62	921
165	Saint Vincent College	3.500	05/01/2013	10.86	151
106	Seton Hill College	3.625	11/01/2014	10.53	92
610	Villanova University	3.000	04/01/2019	10.70	455
	— SOUTH CAROLINA —
992	Benedict College	3.000	11/01/2020	10.36	708
	— TENNESSEE —
148	Cumberland University	3.000	08/01/2017	10.52	114
98	Hiwassee College	3.000	09/15/2018	10.58	74
	— TEXAS —
845	Southwest Texas State University	3.000	10/01/2015	9.51	713
342	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	316
130	Texas Southern University	3.500	04/01/2013	10.45	119
340	University of Saint Thomas	3.000	10/01/2019	10.41	249
	— VERMONT —
38	Champlain College	3.000	12/01/2013	10.19	33
494	Saint Michael’s College	3.000	05/01/2013	10.60	458
79	Vermont State College	3.000	07/01/2014	9.30	68
	— VIRGINIA —
173	Lynchburg College	3.750	05/01/2015	10.64	152
310	Lynchburg College	3.000	05/01/2018	10.68	242
63	Mary Baldwin College	3.375	05/01/2012	10.68	60
335	Marymount University	3.000	05/01/2016	10.52	291
1,623	Norfolk State University	3.000	12/01/2021	9.77	1,129
152	Saint Paul’s College	3.000	11/01/2014	10.56	131
252	Virginia Commonwealth University	3.000	06/01/2011	10.01	236
	— WEST VIRGINIA —
41	Bethany College	3.375	11/01/2012	10.54	38
125	Bethany College	3.000	11/01/2017	10.40	96
95	Bethany College	3.000	11/01/2012	10.40	88
	— WISCONSIN —
162	Carroll College	3.750	03/01/2015	10.93	139
255	Marian College	3.000	10/01/2016	10.45	211

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
SCHEDULE OF INVESTMENTS
February 28, 2011
(Dollar Amounts in Thousands)
(continued)

Outstanding		Stated			Internal
Principal		Interest	Maturity		Rate of	Amortized
Balance	Description	Rate %	Date		Return % (A)	Cost
	— DISTRICT OF COLUMBIA —
$1,553	Georgetown University	3.000%	11/01/2020		10.36%	$1,109
4,115	Georgetown University	4.000	11/01/2020		10.52	3,070
	— PUERTO RICO —
936	Inter American University of Puerto Rico	3.000	01/01/2017		10.94	730
169	University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011		9.39	159

37,536	Total College and University Loans					29,328

	Allowance for Loan Losses (-1.2%)					(394)

	Net Loans of the Trust					28,934

	INVESTMENT AGREEMENTS (6.9%)
614	JPMorgan Chase Bank — Liquidity Fund	7.750	06/01/2018	(B)	7.750	614
1,530	JPMorgan Chase Bank — Revenue Fund	7.050	06/01/2018	(B)	7.050	1,530

2,144	Total Investment Agreements					2,144

$37,536	Total Investments (100.0%)					$31,078

(A)	Represents the rate of return based on the contributed cost and the amortization to maturity.

(B)	Terminate at the earlier of December 1, 2018 or the date on which the Bonds are paid-in-full.

Item 2. Controls and Procedures
(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.
Item 3. Exhibits.
The following exhibits are attached to this Form N-Q:
1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) College and University Facility Loan Trust Two
By (Signature and Title) /s/ Brian True, Vice President
Date April 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title) /s/ Bryan Calder, Executive Vice President
Date April 28, 2011